Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Available for sale securities portfolio measured at fair value on a recurring basis
The following summarizes the Company's available for sale securities portfolio measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy.

2012
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
US Treasuries	$-	$-	$-	$-
State and Political Subdivisions	$-	$11,985	$-	$11,985
Mortgage Backed Securities	$-	$27,642	$-	$27,642
TRUP CDO's	$-	$-	$294	$294
Single Issue Trust Preferred	$-	$886	$-	$886
SBA Pools	$-	$16,091	$-	$16,091
SLMA	$-	$502	$-	$502
Total AFS Securities	$-	$57,106	$294	$57,400

2011
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
US Treasuries	$-	$6,032	$-	$6,032
State and Political Subdivisions	$-	$18,168	$-	$18,168
Mortgage Backed Securities	$-	$30,629	$-	$30,629
TRUP CDO's	$-	$-	$150	$150
Single Issue Trust Preferred	$-	$1,815	$-	$1,815
SBA Pools	$-	$6,996	$-	$6,996
SLMA	$-	$462	$-	$462
Total AFS Securities	$-	$64,102	$150	$64,252

Assets measured on a recurring basis using significant unobservable inputs
Pursuant to ASC Topic 820, the following table shows a reconciliation of the beginning and ending balance at December 31, 2012 and 2011for Level 3 assets measured on a recurring basis using significant unobservable inputs.

Investment Securities Available for Sale	2012	2011

Beginning Balance, January 1	$150	$173
Total gains (losses) included in net income	(167)	(269)
Included in Other Comprehensive Income	311	246
Transfers in or out of Level 3	-	-
Ending Balance, December 31	$294	$150

Assets at fair value on a non - recurring basis segregated by the level of the valuation inputs within the fair value hierarchy
The following table summarizes the Company's assets at fair value on a non - recurring basis as of December 31, 2012 and December 31, 2011 segregated by the level of the valuation inputs within the fair value hierarchy. The tables disclose the recorded investment of impaired loans requiring a specific allowance.

December 31, 2012	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$ -	$ 12,183	$ -	$ 12,183
Repossessions/OREO, net	$ -	$ 16,661	$ -	$ 16,661

December 31, 2011	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$ -	$ 14,803	$ -	$ 14,803
Repossessions/OREO	$ -	$ 16,852	$ -	$ 16,852

Carrying amounts and fair values of financial instruments
The carrying amounts and fair values of the Company's financial instruments at December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$81,208	$81,208	$86,075	$86,075
Securities available for sale	57,400	57,400	64,252	64,252
Other investments	4,930	4,930	5,308	5,308
Loans, net	383,049	383,173	398,780	398,221
Deposits	(485,340)	(480,424)	(515,361)	(508,599)
Other short-term borrowings	(20,170)	(23,072)	(57,676)	(65,844)
Long-term debt	(51,298)	(57,145)	(13,964)	(14,951)
Capital Securities	(3,150)	(3,542)	(3,150)	(3,014)